FAIR VALUE GAINS, NET (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Fair Value [Line Items]
Gains (losses) on fair value adjustment, investment property	$ (1,388)	$ 858
Incentive fees	(16)	(104)	$ 0
Financial instruments and other	82	(158)	1,220
Total fair value (losses) gains, net	(1,322)	596	2,466
Commercial properties
Disclosure of Fair Value [Line Items]
Gains (losses) on fair value adjustment, investment property	(1,607)	301	784
Commercial developments
Disclosure of Fair Value [Line Items]
Gains (losses) on fair value adjustment, investment property	219	$ 557	$ 462
Atlantis
Disclosure of Fair Value [Line Items]
Gains (losses) on fair value adjustment, investment property	62
Self Storage Portfolio
Disclosure of Fair Value [Line Items]
Gains (losses) on fair value adjustment, investment property	$ 141